Pro Forma Net Income Per Share - Summary of Reconciliation of Numerators and Denominators of Pro Forma Basic and Diluted Earnings (Loss) Per Shares (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Pro forma basic net income per share:
Net income	$ 42,046	$ 16,159	$ 19,500	$ (27,445)	$ 4,861
Pro forma weighted average shares outstanding	144,457		134,749
Pro Forma basic net income per share	$ 0.29		$ 0.14
Pro forma diluted net income per share:
Net income	42,046	16,159	19,500	(27,445)	4,861
Pro forma weighted average shares outstanding	144,457		134,749
Effect of dilutive options:
Pro Forma weighted average shares and equivalent shares outstanding	148,941		136,597
Pro Forma diluted income per share	$ 0.28		$ 0.14
Pro Forma [Member]
Pro forma basic net income per share:
Net income	42,046		19,500
Pro forma weighted average shares outstanding	144,457		134,749
Pro Forma basic net income per share	$ 0.29		$ 0.14
Pro forma diluted net income per share:
Net income	$ 42,046		$ 19,500
Pro forma weighted average shares outstanding	144,457		134,749
Effect of dilutive options:
Assumed exercise of options to purchase shares	4,484		1,848
Pro Forma weighted average shares and equivalent shares outstanding	148,941		136,597
Pro Forma diluted income per share	$ 0.28		$ 0.14